Guarantees and commitments (Details 2) - CHF (SFr) SFr in Billions	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Guarantees
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		SFr 6.0
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	SFr 0.6	SFr 0.6